Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Current assets	R$ 17,283,910	R$ 21,060,168
Cash and cash equivalents	2,273,834	6,448,483
Financial investments	1,016	30,109
Trade accounts receivable	8,691,114	8,100,269
Inventories	789,724	639,825
Income and social contribution taxes recoverable	622,460	382,386
Taxes, charges and contributions recoverable	2,571,170	3,716,169
Judicial deposits and garnishments	592,369	106,963
Prepaid expenses	1,141,521	1,006,425
Derivative financial instruments	113,501	6,451
Other assets	487,201	623,088
Non-current assets	101,837,573	94,603,365
Financial investments	43,522	37,238
Trade accounts receivable	399,029	470,882
Taxes, charges and contributions recoverable	869,460	1,340,872
Deferred taxes	379,093	121,748
Income and social contribution taxes recoverable		2,692
Judicial deposits and garnishments	2,790,618	2,724,215
Prepaid expenses	993,391	442,268
Derivative financial instruments	44,522	54,433
Other assets	326,308	539,929
Investments	368,195	356,290
Property, plant and equipment	45,898,185	44,408,491
Intangible assets	49,725,250	44,104,307
TOTAL ASSETS	119,121,483	115,663,533
LIABILITIES AND EQUITY
Current liabilities	22,170,720	22,459,398
Personnel, social charges and benefits	1,035,652	888,324
Trade accounts payable	7,415,798	7,132,402
Income and social contribution taxes payable	3,064	3,068
Taxes, charges and contributions payable	1,097,512	1,485,157
Dividends and interest on equity	3,187,417	4,265,715
Provisions and contingencies	1,878,086	702,314
Deferred income	845,645	604,646
Loans, financing, debentures and leases	6,019,945	6,906,892
Derivative financial instruments	86,548	4,538
Other liabilities	601,053	466,342
Non-current liabilities	28,494,916	23,197,939
Personnel, social charges and benefits	61,674	21,533
Income and social contribution taxes payable	104,438	97,668
Taxes, charges and contributions payable	2,788,735	1,771,185
Deferred taxes	3,831,721	4,172,044
Provisions and contingencies	6,732,745	5,720,928
Deferred income	137,778	153,864
Loans, financing, debentures and leases	13,281,851	10,027,086
Derivative financial instruments	77,593	69,022
Other liabilities	1,478,381	1,164,609
TOTAL LIABILITIES	50,665,636	45,657,337
Equity	68,403,740	69,927,196
Capital	63,571,416	63,571,416
Capital reserves	149,409	754,443
Income reserves	3,804,001	3,504,656
Equity valuation adjustment	52,183	68,157
Additional proposed dividends	826,731	2,028,524
Non-controlling shareholders	52,107	79,000
TOTAL EQUITY	68,455,847	70,006,196
TOTAL LIABILITIES AND EQUITY	R$ 119,121,483	R$ 115,663,533